Statements of Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid-In Capital	Additional Paid-in Capital - Warrants	Additional Paid-in Capital - Options	Accumulated Deficit
Balance, Shares at Dec. 31, 2019		95,651,644
Balance, Amount at Dec. 31, 2019	$ 350,555	$ 95,652	$ 4,322,347	$ 369,115	$ 191,513	$ (4,628,072)
Net Loss	(159,320)	$ 0	0	0	0	(159,320)
Balance, Shares at Dec. 31, 2020		95,651,644
Balance, Amount at Dec. 31, 2020	191,235	$ 95,652	4,322,347	369,115	191,513	(4,787,392)
Net Loss	(1,745,273)	$ 0	0	0	0	(1,745,273)
Shares Issued For Services, Shares		1,375,779
Shares Issued For Services, Amount	557,190	$ 1,376	555,814	0	0	0
Shares Issued For Cash, Shares		6,465,018
Shares Issued For Cash, Amount	2,054,028	$ 6,465	2,047,563	0	0	0
Balance, Shares at Dec. 31, 2021		103,492,441
Balance, Amount at Dec. 31, 2021	$ 1,057,180	$ 103,493	$ 6,925,724	$ 369,115	$ 191,513	$ (6,532,665)